State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

April 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 33-010451, 811-04920

Post Effective Amendment No. 58

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information each dated April 12, 2011 for the Wasatch Emerging India Fund do not differ from that contained in Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 12, 2011 (Accession #0001193125-11-095256).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles